Condensed Financial Information (Parent Company Only) - Statement of Income (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Revenue	$ 251,524			$ 207,170			$ 690,887	$ 603,376	$ 817,075	$ 786,360	$ 657,609
Operating expenses	264,333			198,627			888,976	582,158	791,695	770,298	655,454
Total operating expenses	264,333			198,627			888,976	582,158	791,695	770,298	655,454
Operating Loss	12,809			(8,543)			198,089	(21,218)	(25,380)	(16,062)	(2,155)
Interest expense	292			504			885	1,480	1,917	6,910	6,420
Income (loss) before (benefit from) provision for income taxes	(13,101)			8,039			(198,974)	19,738	23,463	9,152	(4,265)
Provision for income taxes	2,210			8,561			20,214	7,387	7,441	(1,207)	76
Net income (loss)	$ (10,891)	$ (173,485)	$ 5,616	$ 16,600	$ 5,196	$ 5,329	$ (178,760)	$ 27,125	30,904	7,945	(4,189)
Total Stockholders’ Equity attributable to Privia Health Group, Inc.
Condensed Income Statements, Captions [Line Items]
Revenue									0	0	0
Operating expenses									34	270	0
Total operating expenses									34	270	0
Operating Loss									34	270	0
Interest expense									184	2,653	2,551
Income (loss) before (benefit from) provision for income taxes									(218)	(2,923)	(2,551)
Provision for income taxes									0	4	88
Equity in net income (loss) of subsidiaries									31,462	11,164	(581)
Net income (loss)									$ 31,244	$ 8,245	$ (3,044)